Derivative Liabilities - Disclosure Of Fair Value Measurement Of Derivative Liabilities Explanatory (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 7,540,254	$ 1,684,800
Ending balance	38,167,940	7,540,254
Derivatives [member] | Common Share Purchase Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	0	0
Additions	11,864,649	0
Change in fair value of derivative liabilities	(7,922,647)	0
Ending balance	$ 3,942,002	$ 0